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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

          /s/Michael Larson          Kirkland, Washington    November 15, 2010
   -------------------------------   --------------------    -----------------
            [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 30
                                        --------------------

Form 13F Information Table Value Total: $ 14,649,398
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                            As of September 30, 2010

                                                                                                         VOTING AUTHORITY
                                                     VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMOUNT PRN  CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------- -------------- --------- --------- ---------- ---- ---- ---------- -------- ---------- ------ ----
AMERICA MOVIL SAB DE CV   SPON ADR L SHS 02364W105   106,659  1,999,984  SH          SOLE              1,999,984
AUTONATION INC            COM            05329W102   250,916 10,792,100  SH          SOLE             10,792,100
BERSHIRE HATHAWAY INC DEL CL B NEW       084670702 7,594,989 91,860,055  SH          SOLE             91,860,055
BP PLC                    SPONSORED ADR  055622104   293,666  7,133,000  SH          SOLE              7,133,000
CABOT OIL & GAS CORP      COM            127097103    23,352    775,550  SH          SOLE                775,550
CANADIAN NATL RY CO       COM            136375102   548,231  8,563,437  SH          SOLE              8,563,437
CATERPILLAR INC DEL       COM            149123101   754,573  9,590,400  SH          SOLE              9,590,400
COCA COLA CO              COM            191216100   595,851 10,182,000  SH          SOLE             10,182,000
COCA COLA FEMSA
 S A B DE C V             SPON ADR REP L 191241108   439,327  5,616,561  SH          SOLE              5,616,561
COSTCO WHSL CORP NEW      COM            22160K105   395,195  6,128,000  SH          SOLE              6,128,000
CROWN CASTLE INTL CORP    COM            228227104   235,448  5,332,900  SH          SOLE              5,332,900
CSX CORP                  COM            126408103    88,512  1,600,000  SH          SOLE              1,600,000
DEVON ENERGY CORP NEW     COM            25179M103    26,382    407,500  SH          SOLE                407,500
EASTMAN KODAK CO          COM            277461109    24,150  5,750,000  SH          SOLE              5,750,000
ECOLAB INC                COM            278865100   140,368  2,766,425  SH          SOLE              2,766,425
EXPEDIA INC DEL           COM            30212P105    42,345  1,500,000  SH          SOLE              1,500,000
EXPEDITORS INTL WASH INC  COM            302130109    76,187  1,648,000  SH          SOLE              1,648,000
EXXON MOBIL CORP          COM            30231G102   441,419  7,143,858  SH          SOLE              7,143,858
FEDEX CORP                COM            31428X106   215,887  2,524,999  SH          SOLE              2,524,999
GOLDMAN SACHS GROUP INC   COM            38141G104    72,290    500,000  SH          SOLE                500,000
GREATER CHINA FD INC      COM            39167B102     2,127    166,414  SH          SOLE                166,414
GRUPO TELEVISA SA DE CV   SP ADR REP ORD 40049J206   295,268 15,606,150  SH          SOLE             15,606,150
IAC INTERACTIVECORP       COM PAR $.001  44919P508    14,054    535,000  SH          SOLE                535,000
M & T BK CORP             COM            55261F104    61,357    749,998  SH          SOLE                749,998
MCDONALDS CORP            COM            580135101   698,345  9,372,500  SH          SOLE              9,372,500
MONSANTO CO NEW           COM            61166W101    23,965    500,000  SH          SOLE                500,000
RANGE RES CORP            COM            75281A109    21,925    575,000  SH          SOLE                575,000
REPUBLIC SVCS INC         COM            760759100    41,162  1,350,000  SH          SOLE              1,350,000
WAL MART STORES INC       COM            931142103   495,221  9,253,000  SH          SOLE              9,253,000
WASTE MGMT INC DEL        COM            94106L109   630,227 17,633,672  SH          SOLE             17,633,672